Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives - Hedging liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	$ 47,886	$ 119,193
Fair value of hedging derivative liabilities	8,162	19,078
Total Derivative Liabilities, Nominal	4,602,879	4,530,901
Total Derivative Liabilities, Fair Value	184,840	305,189
Cash flow hedges
Hedging derivative liabilities
Fair value of hedging derivative liabilities	1,144	2,474
Fair value hedges
Hedging derivative liabilities
Fair value of hedging derivative liabilities	7,018	16,604
Forward rate agreements | Cash flow hedges | Currency risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	7,289	18,622
Fair value of hedging derivative liabilities	238	569
Interest rate swaps | Cash flow hedges | Interest rate risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	7,311	11,311
Fair value of hedging derivative liabilities	42	365
Interest rate swaps | Fair value hedges | Interest rate risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	1,867	49,380
Fair value of hedging derivative liabilities	96	4,361
Currency swaps | Cash flow hedges | Currency risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	2,704	4,958
Fair value of hedging derivative liabilities	864	1,540
Currency swaps | Fair value hedges | Currency risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	28,715	34,922
Fair value of hedging derivative liabilities	$ 6,922	$ 12,243